TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016	Dec. 31, 2014
Withholding tax on dividends distributed out of income for Preferred Enterprises	20.00%
Tax rate on preferred income form a preferred enterprise	16.00%
Tax rate on preferred income form a preferred enterprise, thereafter					16.00%
Tax rate on preferred income form a preferred enterprise in development area					9.00%
Tax rate applicable to preferred enterprises located in development area	7.50%			9.00%
Tax rate applicable to preferred enterprises located in other areas				16.00%
Statutory tax rates	23.00%	23.00%	23.00%
Carryforwards Capital losses	$ 9.5
Net operating loss carryforward	5.9
Tax loss carryforwards	$ 5.3
Non-Israeli subsidiaries [Member]
Statutory tax rates	21.00%